SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
2023	$ 434,082	$ 423,495
2024	444,934	434,082
2025	266,034	444,934
2026		266,034
Total lease payments	1,356,797	1,568,545
Less: Present value discount	(62,355)	(83,522)
Total	$ 1,294,442	$ 1,485,023	$ 1,158,776